THE ADVISORS’ INNER CIRCLE FUND III

Mesirow Financial Small Cap Value Sustainability Fund (the “Fund”)

Supplement dated July 17, 2020 to the

Summary Prospectus and Prospectus, each dated January 28, 2020, as supplemented March 26, 2020, and Statement of Additional Information (the “SAI”),

dated January 28, 2020.

This supplement provides new and additional information beyond that contained in the Summary Prospectus, Prospectus and SAI, and should be read in conjunction with the Summary Prospectus, Prospectus and SAI.

Michael Vitek has been appointed a portfolio manager of the Fund. Accordingly, effective immediately, the Summary Prospectus, Prospectus and SAI are hereby amended and supplemented as follows:

1.	In the “Portfolio Managers” section of the Summary Prospectus, and the corresponding section of the Prospectus, the following disclosure is hereby added:

Michael A. Vitek, CFA, Managing Director, Portfolio Manager and Research Analyst, has managed the Fund since 2020.

2.	In the “Portfolio Managers” section of the Prospectus, the following paragraph is hereby added:

Michael A. Vitek, CFA, Managing Director, Portfolio Manager and Research Analyst, serves as a portfolio manager for the Small Cap Value Sustainability Fund. Mr. Vitek joined the Adviser when the firm acquired FMA in 2016. He serves as a portfolio manager and research analyst for the Adviser’s Small Cap Value and SMID Cap Value strategies and provides coverage for the Technology and Healthcare sectors. Prior to joining FMA, he was an analyst and portfolio manager at Allstate Corporation and an analyst at State Farm. Mr. Vitek began his career at Arthur Anderson. He is a CFA charterholder, a member of the CFA Institute and a member of the CFA Society of Chicago. Mr. Vitek earned his B.S. in Finance from the University of Illinois and an M.B.A. with concentrations in Finance, Economics and Accounting from the University of Chicago Booth School of Business. Mr. Vitek has over 30 years of industry experience.

3.	In the “The Portfolio Managers” section of the SAI, the following row is hereby added to the “Fund Shares Owned by the Portfolio Managers” table:

Name	Dollar Range of Fund Shares Owned
Michael A. Vitek, CFA[2]	$50,001-$100,000

[2]	Valuation date is June 30, 2020.

4.	In the “The Portfolio Managers” section of the SAI, the following row is hereby added to the “Other Accounts” table:

Name	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets	Number of Accounts	Total Assets (in Millions)	Number of Accounts	Total Assets (in Millions)
Michael A. Vitek, CFA[2]	0	$0	0	$0	20	$518

[2]	Valuation date is June 30, 2020.

Please retain this supplement for future reference.

MES-SK-002-0100